SCHEDULE III - SCHEDULE OF REAL ESTATE AND ACCUMULATED DEPRECIATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) facility	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	263
Encumbrances	$ 0
Initial cost to company	2,356,191
Cost capitalized subsequent to acquisition	1,773,060
Gross amount carried at close of current period	4,129,251	$ 3,830,489	$ 3,856,515
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 1,160,490	$ 1,097,616	$ 1,072,013
Number of facilities leased | facility	1,184
United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	138
Encumbrances	$ 0
Initial cost to company	1,761,530
Cost capitalized subsequent to acquisition	1,420,439
Gross amount carried at close of current period	3,181,969
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 850,818
Canada
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	16
Encumbrances	$ 0
Initial cost to company	72,200
Cost capitalized subsequent to acquisition	87,081
Gross amount carried at close of current period	159,281
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 77,014
Europe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	54
Encumbrances	$ 0
Initial cost to company	297,214
Cost capitalized subsequent to acquisition	116,054
Gross amount carried at close of current period	413,268
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 138,343
Latin America RIM
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	45
Encumbrances	$ 0
Initial cost to company	115,967
Cost capitalized subsequent to acquisition	82,940
Gross amount carried at close of current period	198,907
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 69,304
Asia Pacific
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	8
Encumbrances	$ 0
Initial cost to company	107,509
Cost capitalized subsequent to acquisition	63,947
Gross amount carried at close of current period	171,456
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 24,316
Australia
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	2
Encumbrances	$ 0
Initial cost to company	1,771
Cost capitalized subsequent to acquisition	2,599
Gross amount carried at close of current period	4,370
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 695
North America
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	154
Encumbrances	$ 0
Initial cost to company	1,833,730
Cost capitalized subsequent to acquisition	1,507,520
Gross amount carried at close of current period	3,341,250
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 927,832
140 Oxmoor Ct, Birmingham, Alabama | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	1,322
Cost capitalized subsequent to acquisition	978
Gross amount carried at close of current period	2,300
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 1,252
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
1420 North Fiesta Blvd, Gilbert, Arizona | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	1,637
Cost capitalized subsequent to acquisition	2,777
Gross amount carried at close of current period	4,414
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 2,291
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
4802 East Van Buren, Phoenix, Arizona | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	15,599
Cost capitalized subsequent to acquisition	276,487
Gross amount carried at close of current period	292,086
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 7,309
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
615 North 48th Street, Phoenix, Arizona | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	423,107
Cost capitalized subsequent to acquisition	28,176
Gross amount carried at close of current period	451,283
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 59,325
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
2955 S. 18th Place, Phoenix, Arizona | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	12,178
Cost capitalized subsequent to acquisition	14,690
Gross amount carried at close of current period	26,868
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 6,956
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
4449 South 36th St, Phoenix, Arizona | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	7,305
Cost capitalized subsequent to acquisition	1,059
Gross amount carried at close of current period	8,364
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 5,355
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
8521 E. Princess Drive, Scottsdale, Arizona | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	87,865
Cost capitalized subsequent to acquisition	2,576
Gross amount carried at close of current period	90,441
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 16,742
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
600 Burning Tree Rd, Fullerton, California | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	4,762
Cost capitalized subsequent to acquisition	1,911
Gross amount carried at close of current period	6,673
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 3,212
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
21063 Forbes St, Hayward, California | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	13,407
Cost capitalized subsequent to acquisition	378
Gross amount carried at close of current period	13,785
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 3,158
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
1025 North Highland Ave, Los Angeles, California | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	10,168
Cost capitalized subsequent to acquisition	27,117
Gross amount carried at close of current period	37,285
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 16,371
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
1010 - 1006 North Mansfield, Los Angeles, California | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	749
Cost capitalized subsequent to acquisition	0
Gross amount carried at close of current period	749
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 147
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
1350 West Grand Ave, Oakland, California | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	15,172
Cost capitalized subsequent to acquisition	7,606
Gross amount carried at close of current period	22,778
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 15,728
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
1760 North Saint Thomas Circle, Orange, California | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	4,576
Cost capitalized subsequent to acquisition	510
Gross amount carried at close of current period	5,086
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 2,098
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
1915 South Grand Ave, Santa Ana, California | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	3,420
Cost capitalized subsequent to acquisition	1,305
Gross amount carried at close of current period	4,725
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 2,099
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
2680 Sequoia Dr, South Gate, California | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	6,329
Cost capitalized subsequent to acquisition	2,914
Gross amount carried at close of current period	9,243
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 4,416
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
336 Oyster Point Blvd, South San Francisco, California | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	15,100
Cost capitalized subsequent to acquisition	233
Gross amount carried at close of current period	15,333
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 2,717
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
25250 South Schulte Rd, Tracy, California | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	3,049
Cost capitalized subsequent to acquisition	1,785
Gross amount carried at close of current period	4,834
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 2,379
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
3576 N. Moline, Aurora, Colorado | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	1,583
Cost capitalized subsequent to acquisition	4,492
Gross amount carried at close of current period	6,075
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 2,239
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
5151 E. 46th Ave, Denver, Colorado | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	6,312
Cost capitalized subsequent to acquisition	724
Gross amount carried at close of current period	7,036
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 1,974
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
11333 E 53rd Ave, Denver, Colorado | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	7,403
Cost capitalized subsequent to acquisition	10,348
Gross amount carried at close of current period	17,751
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 10,571
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
4300 Brighton Boulevard, Denver, Colorado | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	116,336
Cost capitalized subsequent to acquisition	23,590
Gross amount carried at close of current period	139,926
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 18,893
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
20 Eastern Park Rd, East Hartford, Connecticut | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	7,417
Cost capitalized subsequent to acquisition	1,905
Gross amount carried at close of current period	9,322
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 6,549
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Kennedy Road, Windsor, Connecticut | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	2
Encumbrances	$ 0
Initial cost to company	10,447
Cost capitalized subsequent to acquisition	32,111
Gross amount carried at close of current period	42,558
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 23,522
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
150-200 Todds Ln, Wilmington, Delaware | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	7,226
Cost capitalized subsequent to acquisition	1,137
Gross amount carried at close of current period	8,363
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 5,370
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
13280 Vantage Way, Jacksonville, Florida | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	1,853
Cost capitalized subsequent to acquisition	590
Gross amount carried at close of current period	2,443
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 1,085
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
12855 Starkey Rd, Largo, Florida | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	3,293
Cost capitalized subsequent to acquisition	3,005
Gross amount carried at close of current period	6,298
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 3,609
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
7801 Riviera Blvd, Miramar, Florida | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	8,250
Cost capitalized subsequent to acquisition	264
Gross amount carried at close of current period	8,514
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 1,247
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
10002 Satellite Blvd, Orlando, Florida | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	1,927
Cost capitalized subsequent to acquisition	343
Gross amount carried at close of current period	2,270
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 993
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
3501 Electronics Way, West Palm Beach, Florida | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	4,201
Cost capitalized subsequent to acquisition	13,933
Gross amount carried at close of current period	18,134
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 8,252
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
1890 MacArthur Blvd, Atlanta, Georgia | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	1,786
Cost capitalized subsequent to acquisition	825
Gross amount carried at close of current period	2,611
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 1,265
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
3881 Old Gordon Rd, Atlanta, Georgia | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	1,185
Cost capitalized subsequent to acquisition	899
Gross amount carried at close of current period	2,084
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 955
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
5319 Tulane Drive SW, Atlanta, Georgia | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	2,808
Cost capitalized subsequent to acquisition	3,963
Gross amount carried at close of current period	6,771
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 3,975
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
6111 Live Oak Parkway, Norcross, Georgia | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	3,542
Cost capitalized subsequent to acquisition	2,802
Gross amount carried at close of current period	6,344
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 683
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
3150 Nifda Dr, Smyrna, Georgia | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	463
Cost capitalized subsequent to acquisition	779
Gross amount carried at close of current period	1,242
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 795
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
2425 South Halsted St, Chicago, Illinois | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	7,470
Cost capitalized subsequent to acquisition	1,717
Gross amount carried at close of current period	9,187
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 4,694
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
1301 S. Rockwell St, Chicago, Illinois | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	7,947
Cost capitalized subsequent to acquisition	20,032
Gross amount carried at close of current period	27,979
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 17,288
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
2604 West 13th St, Chicago, Illinois | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	404
Cost capitalized subsequent to acquisition	2,954
Gross amount carried at close of current period	3,358
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 2,948
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
2211 W. Pershing Rd, Chicago, Illinois | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	4,264
Cost capitalized subsequent to acquisition	14,131
Gross amount carried at close of current period	18,395
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 9,614
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
2255 Pratt Blvd, Elk Grove, Illinois | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	1,989
Cost capitalized subsequent to acquisition	3,930
Gross amount carried at close of current period	5,919
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 1,847
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
4175 Chandler Dr Opus No. Corp, Hanover Park, Illinois | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	22,048
Cost capitalized subsequent to acquisition	2,909
Gross amount carried at close of current period	24,957
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 11,051
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
2600 Beverly Drive, Lincoln, Illinois | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	1,378
Cost capitalized subsequent to acquisition	938
Gross amount carried at close of current period	2,316
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 382
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
6090 NE 14th Street, Des Moines, Iowa | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	622
Cost capitalized subsequent to acquisition	511
Gross amount carried at close of current period	1,133
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 478
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
South 7th St, Louisville, Kentucky | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	4
Encumbrances	$ 0
Initial cost to company	709
Cost capitalized subsequent to acquisition	14,664
Gross amount carried at close of current period	15,373
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 6,482
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
26 Parkway Drive (fka 133 Pleasant), Scarborough, Maine | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	8,337
Cost capitalized subsequent to acquisition	528
Gross amount carried at close of current period	8,865
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 3,620
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
8928 McGaw Ct, Columbia, Maryland | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	2,198
Cost capitalized subsequent to acquisition	6,529
Gross amount carried at close of current period	8,727
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 4,220
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
10641 Iron Bridge Rd, Jessup, Maryland | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	3,782
Cost capitalized subsequent to acquisition	1,608
Gross amount carried at close of current period	5,390
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 2,965
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
96 High St, Billerica, Massachusetts | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	3,221
Cost capitalized subsequent to acquisition	3,956
Gross amount carried at close of current period	7,177
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 3,901
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
120 Hampden St, Boston, Massachusetts | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	164
Cost capitalized subsequent to acquisition	939
Gross amount carried at close of current period	1,103
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 609
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
32 George St, Boston, Massachusetts | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	1,820
Cost capitalized subsequent to acquisition	5,442
Gross amount carried at close of current period	7,262
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 5,754
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
14500 Weston Pkwy, Cary, North Carolina | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	1,880
Cost capitalized subsequent to acquisition	2,229
Gross amount carried at close of current period	4,109
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 2,234
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
3435 Sharps Lot Rd, Dighton, Massachusetts | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	1,911
Cost capitalized subsequent to acquisition	797
Gross amount carried at close of current period	2,708
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 2,175
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
77 Constitution Boulevard, Franklin, Massachusetts | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	5,413
Cost capitalized subsequent to acquisition	288
Gross amount carried at close of current period	5,701
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 1,001
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Bearfoot Road, Northboro, Massachusetts | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	2
Encumbrances	$ 0
Initial cost to company	55,923
Cost capitalized subsequent to acquisition	15,151
Gross amount carried at close of current period	71,074
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 44,118
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
6601 Sterling Dr South, Sterling Heights, Michigan | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	1,294
Cost capitalized subsequent to acquisition	1,255
Gross amount carried at close of current period	2,549
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 1,332
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
31155 Wixom Rd, Wixom, Michigan | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	4,000
Cost capitalized subsequent to acquisition	1,509
Gross amount carried at close of current period	5,509
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 3,060
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
3140 Ryder Trail South, Earth City, Missouri | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	3,072
Cost capitalized subsequent to acquisition	3,429
Gross amount carried at close of current period	6,501
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 2,765
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Leavenworth St/18th St, Omaha, Nebraska | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	2
Encumbrances	$ 0
Initial cost to company	2,924
Cost capitalized subsequent to acquisition	18,489
Gross amount carried at close of current period	21,413
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 8,555
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
4105 North Lamb Blvd, Las Vegas, Nevada | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	3,430
Cost capitalized subsequent to acquisition	8,976
Gross amount carried at close of current period	12,406
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 6,701
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
17 Hydro Plant Rd, Milton, New Hampshire | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	6,179
Cost capitalized subsequent to acquisition	4,499
Gross amount carried at close of current period	10,678
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 7,269
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
3003 Woodbridge Avenue, Edison, New Jersey | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	310,404
Cost capitalized subsequent to acquisition	63,228
Gross amount carried at close of current period	373,632
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 41,572
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
811 Route 33, Freehold, New Jersey | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	3
Encumbrances	$ 0
Initial cost to company	38,697
Cost capitalized subsequent to acquisition	59,867
Gross amount carried at close of current period	98,564
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 59,006
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
51-69 & 77-81 Court St, Newark, New Jersey | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	11,734
Cost capitalized subsequent to acquisition	10,532
Gross amount carried at close of current period	22,266
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 2,899
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
560 Irvine Turner Blvd, Newark, New Jersey | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	9,522
Cost capitalized subsequent to acquisition	2,875
Gross amount carried at close of current period	12,397
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 1,350
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
231 Johnson Ave, Newark, New Jersey | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	8,945
Cost capitalized subsequent to acquisition	2,907
Gross amount carried at close of current period	11,852
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 1,457
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
650 Howard Avenue, Somerset, New Jersey | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	3,585
Cost capitalized subsequent to acquisition	11,892
Gross amount carried at close of current period	15,477
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 7,080
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
100 Bailey Ave, Buffalo, New York | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	1,324
Cost capitalized subsequent to acquisition	11,413
Gross amount carried at close of current period	12,737
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 7,530
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
64 Leone Ln, Chester, New York | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	5,086
Cost capitalized subsequent to acquisition	1,450
Gross amount carried at close of current period	6,536
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 3,740
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
1368 County Rd 8, Farmington, New York | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	2,611
Cost capitalized subsequent to acquisition	4,908
Gross amount carried at close of current period	7,519
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 5,120
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
County Rd 10, Linlithgo, New York | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	2
Encumbrances	$ 0
Initial cost to company	102
Cost capitalized subsequent to acquisition	3,249
Gross amount carried at close of current period	3,351
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 1,912
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
37 Hurds Corner Road, Pawling, New York | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	4,323
Cost capitalized subsequent to acquisition	1,371
Gross amount carried at close of current period	5,694
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 2,673
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Ulster Ave/Route 9W, Port Ewen, New York | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	3
Encumbrances	$ 0
Initial cost to company	23,137
Cost capitalized subsequent to acquisition	12,301
Gross amount carried at close of current period	35,438
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 24,492
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Binnewater Rd, Rosendale, New York | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	2
Encumbrances	$ 0
Initial cost to company	5,142
Cost capitalized subsequent to acquisition	11,992
Gross amount carried at close of current period	17,134
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 8,301
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
220 Wavel St, Syracuse, New York | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	2,929
Cost capitalized subsequent to acquisition	2,765
Gross amount carried at close of current period	5,694
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 3,270
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
2235 Cessna Drive, Burlington, North Carolina | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	1,602
Cost capitalized subsequent to acquisition	334
Gross amount carried at close of current period	1,936
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 332
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
826 Church Street, Morrisville, North Carolina | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	7,087
Cost capitalized subsequent to acquisition	266
Gross amount carried at close of current period	7,353
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 1,780
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
1275 East 40th, Cleveland, Ohio | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	3,129
Cost capitalized subsequent to acquisition	606
Gross amount carried at close of current period	3,735
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 2,234
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
7208 Euclid Avenue, Cleveland, Ohio | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	3,336
Cost capitalized subsequent to acquisition	4,140
Gross amount carried at close of current period	7,476
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 3,795
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
4260 Tuller Ridge Rd, Dublin, Ohio | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	1,030
Cost capitalized subsequent to acquisition	1,881
Gross amount carried at close of current period	2,911
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 1,641
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
3366 South Tech Boulevard, Miamisburg, Ohio | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	29,092
Cost capitalized subsequent to acquisition	1,291
Gross amount carried at close of current period	30,383
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 4,165
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
7530 N. Leadbetter Road, Portland, Oregon | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	5,187
Cost capitalized subsequent to acquisition	1,874
Gross amount carried at close of current period	7,061
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 4,449
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Branchton Rd, Boyers, Pennsylvania | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	2
Encumbrances	$ 0
Initial cost to company	21,166
Cost capitalized subsequent to acquisition	253,496
Gross amount carried at close of current period	274,662
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 79,855
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
800 Carpenters Crossings, Folcroft, Pennsylvania | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	2,457
Cost capitalized subsequent to acquisition	1,055
Gross amount carried at close of current period	3,512
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 2,257
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Las Flores Industrial Park, Rio Grande, Puerto Rico | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	4,185
Cost capitalized subsequent to acquisition	3,598
Gross amount carried at close of current period	7,783
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 4,971
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
24 Snake Hill Road, Chepachet, Rhode Island | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	2,659
Cost capitalized subsequent to acquisition	2,254
Gross amount carried at close of current period	4,913
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 3,308
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
1061 Carolina Pines Road, Columbia, South Carolina | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	11,776
Cost capitalized subsequent to acquisition	2,413
Gross amount carried at close of current period	14,189
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 4,189
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
2301 Prosperity Way, Florence, South Carolina | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	2,846
Cost capitalized subsequent to acquisition	1,287
Gross amount carried at close of current period	4,133
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 1,625
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Mitchell Street, Knoxville, Tennessee | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	2
Encumbrances	$ 0
Initial cost to company	718
Cost capitalized subsequent to acquisition	4,575
Gross amount carried at close of current period	5,293
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 2,438
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
6005 Dana Way, Nashville, Tennessee | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	2
Encumbrances	$ 0
Initial cost to company	1,827
Cost capitalized subsequent to acquisition	3,671
Gross amount carried at close of current period	5,498
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 2,290
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
6600 Metropolis Drive, Austin, Texas | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	4,519
Cost capitalized subsequent to acquisition	454
Gross amount carried at close of current period	4,973
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 1,700
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Capital Parkway, Carrollton, Texas | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	3
Encumbrances	$ 0
Initial cost to company	8,299
Cost capitalized subsequent to acquisition	759
Gross amount carried at close of current period	9,058
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 2,958
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
1800 Columbian Club Dr, Carrolton, Texas | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	19,673
Cost capitalized subsequent to acquisition	1,746
Gross amount carried at close of current period	21,419
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 10,709
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
1905 John Connally Dr, Carrolton, Texas | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	2,174
Cost capitalized subsequent to acquisition	868
Gross amount carried at close of current period	3,042
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 1,555
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
13425 Branchview Ln, Dallas, Texas | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	3,518
Cost capitalized subsequent to acquisition	3,693
Gross amount carried at close of current period	7,211
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 4,470
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
1819 S. Lamar St, Dallas, Texas | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	3,215
Cost capitalized subsequent to acquisition	1,768
Gross amount carried at close of current period	4,983
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 2,828
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
2000 Robotics Place Suite B, Fort Worth, Texas | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	5,328
Cost capitalized subsequent to acquisition	3,068
Gross amount carried at close of current period	8,396
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 3,378
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
1202 Ave R, Grand Prairie, Texas | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	8,354
Cost capitalized subsequent to acquisition	2,266
Gross amount carried at close of current period	10,620
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 6,548
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
6203 Bingle Rd, Houston, Texas | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	3,188
Cost capitalized subsequent to acquisition	11,719
Gross amount carried at close of current period	14,907
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 9,488
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
3502 Bissonnet St, Houston, Texas | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	7,687
Cost capitalized subsequent to acquisition	734
Gross amount carried at close of current period	8,421
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 6,228
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
2600 Center Street, Houston, Texas | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	2,840
Cost capitalized subsequent to acquisition	2,619
Gross amount carried at close of current period	5,459
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 2,857
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
5707 Chimney Rock, Houston, Texas | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	1,032
Cost capitalized subsequent to acquisition	1,211
Gross amount carried at close of current period	2,243
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 1,198
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
5249 Glenmont Ave, Houston, Texas | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	3,467
Cost capitalized subsequent to acquisition	2,416
Gross amount carried at close of current period	5,883
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 3,126
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
15333 Hempstead Hwy, Houston, Texas | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	3
Encumbrances	$ 0
Initial cost to company	6,327
Cost capitalized subsequent to acquisition	38,154
Gross amount carried at close of current period	44,481
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 16,481
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
5757 Royalton Dr, Houston, Texas | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	1,795
Cost capitalized subsequent to acquisition	1,036
Gross amount carried at close of current period	2,831
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 1,450
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
9601 West Tidwell, Houston, Texas | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	1,680
Cost capitalized subsequent to acquisition	2,408
Gross amount carried at close of current period	4,088
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 1,533
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
7800 Westpark, Houston, Texas | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	6,323
Cost capitalized subsequent to acquisition	1,359
Gross amount carried at close of current period	7,682
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 2,171
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
1665 S. 5350 West, Salt Lake City, Utah | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	6,239
Cost capitalized subsequent to acquisition	4,321
Gross amount carried at close of current period	10,560
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 6,005
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
11052 Lakeridge Pkwy, Ashland, Virginia | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	1,709
Cost capitalized subsequent to acquisition	1,927
Gross amount carried at close of current period	3,636
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 2,107
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
2301 International Parkway, Fredericksburg, Virginia | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	20,980
Cost capitalized subsequent to acquisition	194
Gross amount carried at close of current period	21,174
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 7,023
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
11660 Hayden Road, Manassas, Virginia | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	104,824
Cost capitalized subsequent to acquisition	219,296
Gross amount carried at close of current period	324,120
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 31,501
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
4555 Progress Road, Norfolk, Virginia | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	6,527
Cost capitalized subsequent to acquisition	1,903
Gross amount carried at close of current period	8,430
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 3,767
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
3725 Thirlane Rd. N.W., Roanoke, Virginia | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	2,577
Cost capitalized subsequent to acquisition	287
Gross amount carried at close of current period	2,864
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 1,337
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
7700-7730 Southern Dr, Springfield, Virginia | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	14,167
Cost capitalized subsequent to acquisition	2,830
Gross amount carried at close of current period	16,997
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 10,053
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
22445 Randolph Dr, Sterling, Virginia | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	7,598
Cost capitalized subsequent to acquisition	4,450
Gross amount carried at close of current period	12,048
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 6,643
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
307 South 140th St, Burien, Washington | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	2,078
Cost capitalized subsequent to acquisition	2,405
Gross amount carried at close of current period	4,483
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 2,624
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
8908 W. Hallett Rd, Cheney, Washington | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	510
Cost capitalized subsequent to acquisition	4,281
Gross amount carried at close of current period	4,791
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 2,434
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
6600 Hardeson Rd, Everett, Washington | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	5,399
Cost capitalized subsequent to acquisition	3,476
Gross amount carried at close of current period	8,875
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 4,006
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
1201 N. 96th St, Seattle, Washington | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	4,496
Cost capitalized subsequent to acquisition	2,655
Gross amount carried at close of current period	7,151
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 3,926
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
4330 South Grove Road, Spokane, Washington | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	3,906
Cost capitalized subsequent to acquisition	880
Gross amount carried at close of current period	4,786
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 748
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
12021 West Bluemound Road, Wauwatosa, Wisconsin | United States
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	1,307
Cost capitalized subsequent to acquisition	2,143
Gross amount carried at close of current period	3,450
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 1,640
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
One Command Court, Bedford | Canada
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	3,847
Cost capitalized subsequent to acquisition	4,768
Gross amount carried at close of current period	8,615
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 4,794
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
195 Summerlea Road, Brampton | Canada
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	5,403
Cost capitalized subsequent to acquisition	7,123
Gross amount carried at close of current period	12,526
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 6,452
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
10 Tilbury Court, Brampton | Canada
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	5,007
Cost capitalized subsequent to acquisition	18,163
Gross amount carried at close of current period	23,170
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 9,865
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
8825 Northbrook Court, Burnaby | Canada
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	8,091
Cost capitalized subsequent to acquisition	2,601
Gross amount carried at close of current period	10,692
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 5,330
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
8088 Glenwood Drive, Burnaby | Canada
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	4,326
Cost capitalized subsequent to acquisition	7,502
Gross amount carried at close of current period	11,828
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 5,549
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
5811 26th Street S.E., Calgary | Canada
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	14,658
Cost capitalized subsequent to acquisition	9,829
Gross amount carried at close of current period	24,487
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 12,767
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
3905-101 Street, Edmonton | Canada
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	2,020
Cost capitalized subsequent to acquisition	1,067
Gross amount carried at close of current period	3,087
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 1,786
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
68 Grant Timmins Drive, Kingston | Canada
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	3,639
Cost capitalized subsequent to acquisition	790
Gross amount carried at close of current period	4,429
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 587
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
3005 Boul. Jean-Baptiste Deschamps, Lachine | Canada
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	2,751
Cost capitalized subsequent to acquisition	831
Gross amount carried at close of current period	3,582
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 1,606
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
1655 Fleetwood, Laval | Canada
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	8,196
Cost capitalized subsequent to acquisition	20,519
Gross amount carried at close of current period	28,715
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 14,996
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
4005 Richelieu, Montreal | Canada
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	1,800
Cost capitalized subsequent to acquisition	2,702
Gross amount carried at close of current period	4,502
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 2,067
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
1209 Algoma Rd, Ottawa | Canada
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	1,059
Cost capitalized subsequent to acquisition	7,210
Gross amount carried at close of current period	8,269
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 4,738
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
1650 Comstock Rd, Ottawa | Canada
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	7,478
Cost capitalized subsequent to acquisition	116
Gross amount carried at close of current period	7,594
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 3,074
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
235 Edson Street, Saskatoon | Canada
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	829
Cost capitalized subsequent to acquisition	1,748
Gross amount carried at close of current period	2,577
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 1,038
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
640 Coronation Drive, Scarborough | Canada
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	1,853
Cost capitalized subsequent to acquisition	1,370
Gross amount carried at close of current period	3,223
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 1,496
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
610 Sprucewood Ave, Windsor | Canada
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	1,243
Cost capitalized subsequent to acquisition	742
Gross amount carried at close of current period	1,985
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 869
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Gewerbeparkstr. 3, Vienna, Austria | Europe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	6,542
Cost capitalized subsequent to acquisition	8,234
Gross amount carried at close of current period	14,776
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 4,788
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Woluwelaan 147, Diegem, Belgium | Europe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	2,541
Cost capitalized subsequent to acquisition	6,410
Gross amount carried at close of current period	8,951
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 4,922
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Stupničke Šipkovine 62, Zagreb, Croatia | Europe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	1,408
Cost capitalized subsequent to acquisition	1,517
Gross amount carried at close of current period	2,925
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 221
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Kratitirion 9 Kokkinotrimithia Industrial District, Nicosia, Cyprus | Europe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	3,136
Cost capitalized subsequent to acquisition	2,723
Gross amount carried at close of current period	5,859
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 807
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Karyatidon 1, Agios Sylas Industrial Area (3rd), Limassol, Cyprus | Europe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	1,935
Cost capitalized subsequent to acquisition	(23)
Gross amount carried at close of current period	1,912
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 260
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
G2-B, Engineering Square IDG Developer’s Area, 6th Oct City Giza, Egypt | Europe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	8,984
Cost capitalized subsequent to acquisition	224
Gross amount carried at close of current period	9,208
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 86
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
65 Egerton Road, Birmingham, England | Europe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	6,980
Cost capitalized subsequent to acquisition	2,169
Gross amount carried at close of current period	9,149
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 5,451
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Otterham Quay Lane, Gillingham, England | Europe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	9
Encumbrances	$ 0
Initial cost to company	7,418
Cost capitalized subsequent to acquisition	3,762
Gross amount carried at close of current period	11,180
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 5,951
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Kemble Industrial Park, Kemble, England | Europe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	2
Encumbrances	$ 0
Initial cost to company	5,277
Cost capitalized subsequent to acquisition	7,343
Gross amount carried at close of current period	12,620
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 9,213
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Gayton Road, Kings Lynn, England | Europe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	3
Encumbrances	$ 0
Initial cost to company	3,119
Cost capitalized subsequent to acquisition	1,809
Gross amount carried at close of current period	4,928
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 3,117
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
17 Broadgate, Oldham, England | Europe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	4,039
Cost capitalized subsequent to acquisition	468
Gross amount carried at close of current period	4,507
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 2,631
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Harpway Lane, Sopley, England | Europe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	681
Cost capitalized subsequent to acquisition	1,509
Gross amount carried at close of current period	2,190
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 1,547
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Unit 1A Broadmoor Road, Swindom, England | Europe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	2,636
Cost capitalized subsequent to acquisition	555
Gross amount carried at close of current period	3,191
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 1,405
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Jeumont-Schneider, Champagne Sur Seine, France | Europe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	3
Encumbrances	$ 0
Initial cost to company	1,750
Cost capitalized subsequent to acquisition	2,563
Gross amount carried at close of current period	4,313
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 2,543
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Bat I-VII Rue de Osiers, Coignieres, France | Europe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	4
Encumbrances	$ 0
Initial cost to company	21,318
Cost capitalized subsequent to acquisition	(431)
Gross amount carried at close of current period	20,887
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 6,003
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
26 Rue de I Industrie, Fergersheim, France | Europe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	1,322
Cost capitalized subsequent to acquisition	(14)
Gross amount carried at close of current period	1,308
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 367
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Bat A, B, C1, C2, C3 Rue Imperiale, Gue de Longroi, France | Europe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	3,390
Cost capitalized subsequent to acquisition	754
Gross amount carried at close of current period	4,144
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 1,322
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Le Petit Courtin Site de Dois, Gueslin, Mingieres, France | Europe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	14,141
Cost capitalized subsequent to acquisition	(44)
Gross amount carried at close of current period	14,097
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 2,876
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
ZI des Sables, Morangis, France | Europe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	12,407
Cost capitalized subsequent to acquisition	15,637
Gross amount carried at close of current period	28,044
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 20,016
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
45 Rue de Savoie, Manissieux, Saint Priest, France | Europe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	5,546
Cost capitalized subsequent to acquisition	(103)
Gross amount carried at close of current period	5,443
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 1,201
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Heinrich Lanz Alee 47, Frankfurt, Germany | Europe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	80,591
Cost capitalized subsequent to acquisition	(2,079)
Gross amount carried at close of current period	78,512
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 0
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Gutenbergstrabe 55, Hamburg, Germany | Europe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	4,022
Cost capitalized subsequent to acquisition	803
Gross amount carried at close of current period	4,825
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 1,519
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Brommer Weg 1, Wipshausen, Germany | Europe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	3,220
Cost capitalized subsequent to acquisition	1,855
Gross amount carried at close of current period	5,075
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 3,564
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Warehouse and Offices 4 Springhill, Cork, Ireland | Europe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	9,040
Cost capitalized subsequent to acquisition	2,666
Gross amount carried at close of current period	11,706
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 5,555
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
17 Crag Terrace, Dublin, Ireland | Europe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	2,818
Cost capitalized subsequent to acquisition	783
Gross amount carried at close of current period	3,601
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 1,531
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Damastown Industrial Park, Dublin, Ireland | Europe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	16,034
Cost capitalized subsequent to acquisition	7,399
Gross amount carried at close of current period	23,433
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 9,453
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Al Qastal, Amman, Jordan | Europe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	1,431
Cost capitalized subsequent to acquisition	463
Gross amount carried at close of current period	1,894
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 40
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Vareseweg 130, Rotterdam, The Netherlands | Europe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	1,357
Cost capitalized subsequent to acquisition	1,049
Gross amount carried at close of current period	2,406
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 1,804
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Howemoss Drive, Aberdeen, Scotland | Europe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	2
Encumbrances	$ 0
Initial cost to company	6,970
Cost capitalized subsequent to acquisition	6,008
Gross amount carried at close of current period	12,978
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 5,878
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Traquair Road, Innerleithen, Scotland | Europe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	113
Cost capitalized subsequent to acquisition	2,235
Gross amount carried at close of current period	2,348
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 1,305
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Nettlehill Road, Houston Industrial Estate, Livingston, Scotland | Europe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	11,517
Cost capitalized subsequent to acquisition	28,248
Gross amount carried at close of current period	39,765
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 20,910
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Av Madrid s/n Poligono Industrial Matillas, Alcala de Henares, Spain | Europe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	186
Cost capitalized subsequent to acquisition	236
Gross amount carried at close of current period	422
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 347
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Calle Bronce, 37, Chiloeches, Spain | Europe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	11,011
Cost capitalized subsequent to acquisition	3,696
Gross amount carried at close of current period	14,707
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 3,814
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Ctra M.118 , Km.3 Parcela 3, Madrid, Spain | Europe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	3,981
Cost capitalized subsequent to acquisition	5,504
Gross amount carried at close of current period	9,485
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 6,974
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Abanto Ciervava, Spain | Europe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	2
Encumbrances	$ 0
Initial cost to company	1,053
Cost capitalized subsequent to acquisition	(68)
Gross amount carried at close of current period	985
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 483
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Plot No. S20704, Jebel Ali Free Zone Authority, United Arab Emirates | Europe
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	29,300
Cost capitalized subsequent to acquisition	2,194
Gross amount carried at close of current period	31,494
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 439
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Amancio Alcorta 2396, Buenos Aires, Argentina | Latin America RIM
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	2
Encumbrances	$ 0
Initial cost to company	655
Cost capitalized subsequent to acquisition	872
Gross amount carried at close of current period	1,527
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 410
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Azara 1245, Buenos Aires, Argentina | Latin America RIM
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	166
Cost capitalized subsequent to acquisition	(164)
Gross amount carried at close of current period	2
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 0
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Spegazzini, Ezeiza Buenos Aires, Argentina | Latin America RIM
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	12,773
Cost capitalized subsequent to acquisition	(10,726)
Gross amount carried at close of current period	2,047
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 497
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Av Ernest de Moraes 815, Bairro Fim do Campo, Jarinu Brazil | Latin America RIM
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	12,562
Cost capitalized subsequent to acquisition	(5,091)
Gross amount carried at close of current period	7,471
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 1,726
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Rua Peri 80, Jundiai, Brazil | Latin America RIM
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	8,894
Cost capitalized subsequent to acquisition	(3,729)
Gross amount carried at close of current period	5,165
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 1,297
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Francisco de Souza e Melo, Rio de Janerio, Brazil | Latin America RIM
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	3
Encumbrances	$ 0
Initial cost to company	1,868
Cost capitalized subsequent to acquisition	7,056
Gross amount carried at close of current period	8,924
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 3,310
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Hortolandia, Sao Paulo, Brazil | Latin America RIM
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances
Initial cost to company	24,078
Cost capitalized subsequent to acquisition	(5,747)
Gross amount carried at close of current period	18,331
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 3,639
El Taqueral 99, Santiago, Chile | Latin America RIM
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	10
Encumbrances	$ 0
Initial cost to company	2,629
Cost capitalized subsequent to acquisition	28,322
Gross amount carried at close of current period	30,951
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 11,863
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Panamericana Norte 18900, Santiago, Chile | Latin America RIM
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	7
Encumbrances	$ 0
Initial cost to company	4,001
Cost capitalized subsequent to acquisition	15,776
Gross amount carried at close of current period	19,777
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 7,382
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Avenida Prolongacion del Colli 1104, Guadalajara, Mexico | Latin America RIM
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	374
Cost capitalized subsequent to acquisition	1,291
Gross amount carried at close of current period	1,665
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 1,131
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Privada Las Flores No. 25 (G3), Guadalajara, Mexico | Latin America RIM
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	905
Cost capitalized subsequent to acquisition	1,160
Gross amount carried at close of current period	2,065
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 1,049
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Tula KM Parque de Las, Huehuetoca, Mexico | Latin America RIM
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	2
Encumbrances	$ 0
Initial cost to company	19,937
Cost capitalized subsequent to acquisition	(298)
Gross amount carried at close of current period	19,639
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 4,468
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Carretera Pesqueria Km2.5(M3), Monterrey, Mexico | Latin America RIM
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	2
Encumbrances	$ 0
Initial cost to company	3,537
Cost capitalized subsequent to acquisition	4,400
Gross amount carried at close of current period	7,937
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 3,889
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Lote 2, Manzana A, (T2& T3), Toluca, Mexico | Latin America RIM
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	2,204
Cost capitalized subsequent to acquisition	4,436
Gross amount carried at close of current period	6,640
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 5,285
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Prolongacion de la Calle 7 (T4), Toluca, Mexico | Latin America RIM
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	7,544
Cost capitalized subsequent to acquisition	14,524
Gross amount carried at close of current period	22,068
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 7,970
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Panamericana Sur, KM 57.5, Lima, Peru | Latin America RIM
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	7
Encumbrances	$ 0
Initial cost to company	1,549
Cost capitalized subsequent to acquisition	462
Gross amount carried at close of current period	2,011
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 1,105
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Av. Elmer Faucett 3462, Lima, Peru | Latin America RIM
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	2
Encumbrances	$ 0
Initial cost to company	4,112
Cost capitalized subsequent to acquisition	4,161
Gross amount carried at close of current period	8,273
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 4,239
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Calle Los Claveles-Seccion 3, Lima, Peru | Latin America RIM
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	8,179
Cost capitalized subsequent to acquisition	26,235
Gross amount carried at close of current period	34,414
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 10,044
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Warehouse No 4, Shanghai, China | Asia Pacific
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	1,530
Cost capitalized subsequent to acquisition	881
Gross amount carried at close of current period	2,411
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 567
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Jalan Karanggan Muda Raya No 59, Bogor Indonesia | Asia Pacific
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	7,897
Cost capitalized subsequent to acquisition	5,142
Gross amount carried at close of current period	13,039
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 2,999
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
Jl. Amd Projakal KM 5.5 Rt 46, Kel. Graha Indah, Kec. Balikpapan Utara, Indonesia | Asia Pacific
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	125
Cost capitalized subsequent to acquisition	0
Gross amount carried at close of current period	125
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 5
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
1 Serangoon North Avenue 6, Singapore | Asia Pacific
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	58,637
Cost capitalized subsequent to acquisition	52,044
Gross amount carried at close of current period	110,681
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 10,931
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
2 Yung Ho Road, Singapore | Asia Pacific
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	10,395
Cost capitalized subsequent to acquisition	1,780
Gross amount carried at close of current period	12,175
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 2,884
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
26 Chin Bee Drive, Singapore | Asia Pacific
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	15,699
Cost capitalized subsequent to acquisition	2,655
Gross amount carried at close of current period	18,354
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 2,279
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
IC1 69 Moo 2, Soi Wat Namdaeng, Bangkok, Thailand | Asia Pacific
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	2
Encumbrances	$ 0
Initial cost to company	13,226
Cost capitalized subsequent to acquisition	1,445
Gross amount carried at close of current period	14,671
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 4,651
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
8 Whitestone Drive, Austins Ferry, Australia | Australia
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	681
Cost capitalized subsequent to acquisition	2,646
Gross amount carried at close of current period	3,327
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 559
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years
6 Norwich Street, South Launceston, Australia | Australia
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Facilities | facility	1
Encumbrances	$ 0
Initial cost to company	1,090
Cost capitalized subsequent to acquisition	(47)
Gross amount carried at close of current period	1,043
Accumulated Depreciation of Real Estate Assets, As Reported on Schedule III	$ 136
LIFE ON WHICH DEPRECIATION IN LATEST INCOME STATEMENT IS COMPUTED	40 years